LEASES - Summary of finance leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	$ 45,332,254	$ 35,036,051
Less: Future financial income	(17,234,538)	(9,916,423)
Present value of payments receivable	28,097,716	25,119,628
Minimum non-collectable payments impairment	(972,743)	(1,520,880)
Total	$ 27,124,973	$ 23,598,748
Minimum
LEASES
Term of finance lease	1 year	1 year
Maximum
LEASES
Term of finance lease	10 years	10 years
Less than 1 year
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	$ 634,388	$ 1,183,637
Present value of payments receivable	612,012	735,304
Between 1 and 5 years
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	10,579,102	8,352,753
Present value of payments receivable	8,286,322	6,958,333
Greater than 5 years
LEASES
Total gross investment in finance lease receivable/ present value of minimum payments	34,118,764	25,499,661
Present value of payments receivable	$ 19,199,382	$ 17,425,991